Schedule of Investments January 31, 2023 (Unaudited)
V-Shares US Leadership Diversity ETF

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 10.1%
Activision Blizzard, Inc.	31	$2,374
Alphabet, Inc. - Class A (a)	237	23,669
Alphabet, Inc. - Class C (a)	264	26,094
AT&T, Inc.	314	6,396
Bumble, Inc. (a)	3	77
Cinemark Holdings, Inc. (a)	4	48
Comcast Corp. - Class A	193	7,595
Electronic Arts, Inc.	13	1,673
Frontier Communications Parent, Inc. (a)	10	296
iHeartMedia, Inc. Class A (a)	5	39
Integral Ad Science Holding Corp. (a)	2	21
Liberty Latin America Ltd. (a)	1	10
Liberty Latin America Ltd. (a)	6	59
Live Nation Entertainment, Inc. (a)	7	563
Match Group, Inc. (a)	12	649
Meta Group, Inc. (a)	100	14,897
New York Times Co.	7	244
Nextdoor Holdings, Inc. (a)	4	10
Omnicom Group, Inc.	9	774
Paramount Global	26	602
Pinterest, Inc. - Class A (a)	26	683
Scholastic Corp.	1	44
Take-Two Interactive Software, Inc. (a)	7	793
TEGNA, Inc.	10	199
T-Mobile US, Inc. (a)	28	4,181
Verizon Communications, Inc.	185	7,690
Vimeo, Inc. (a)	5	23
Walt Disney (a)	81	8,788
Warner Bros Discovery, Inc. (a)	97	1,437
World Wrestling Entertainment, Inc. - Class A	2	169
Ziff Davis, Inc. (a)	2	179
		110,276
Consumer Discretionary - 7.5%
Academy Sports & Outdoors, Inc.	3	175
Adtalem Global Education, Inc. (a)	2	76
Airbnb, Inc. (a)	16	1,778
AutoZone, Inc. (a)	1	2,439
Bath & Body Works, Inc.	10	460
Best Buy, Inc.	9	798
Booking Holdings, Inc. (a)	2	4,868
Burlington Stores, Inc. (a)	3	690
CarMax, Inc. (a)	6	423
Chewy, Inc. - Class A (a)	4	180
Choice Hotels International, Inc.	2	246
Coursera, Inc. (a)	4	64
Cracker Barrel Old Country Store, Inc.	1	112
Darden Restaurants, Inc.	5	740
Deckers Outdoor Corp. (a)	1	427
Dick's Sporting Goods, Inc.	2	262
Duolingo, Inc. (a)	1	95
eBay, Inc.	25	1,238
EVgo, Inc. - Class A (a)	4	28
Expedia Group, Inc. - Class A (a)	6	686
Fisker, Inc. - Class A (a)	7	52
Five Below, Inc. (a)	2	394
Foot Locker, Inc.	4	174
Gap, Inc.	11	149
General Motors (a)	61	2,399
Goodyear Tire & Rubber (a)	13	146
H&R Block, Inc.	7	273
Hanesbrands, Inc.	16	135
Harley-Davidson, Inc.	5	230
Home Depot, Inc.	45	14,588
Kohl's Corp.	6	194
Krispy Kreme, Inc.	2	24
Lear Corp.	2	292
Leggett & Platt, Inc.	6	219
Leslie's, Inc. (a)	7	108
Levi Strauss & Co. - Class A	4	74
LKQ Corp.	11	649
Lowe's, Inc.	27	5,623
Lucid Group, Inc. (a)	24	281
Macy's, Inc.	12	284
Marriott International, Inc. (a)	12	2,090
Mattel, Inc. (a)	16	327
McDonald's Corp.	32	8,557
Membership Collective Group, Inc. (a)	1	5
MGM Resorts International	14	580
Newell Brands, Inc.	17	271
NIKE, Inc. - Class B	55	7,003
ODP Corp. (a)	2	103
Papa John's International, Inc.	1	90
Peloton Interactive, Inc. (a)	13	168
Petco Health & Wellness, Inc. - Class A (a)	4	47
Planet Fitness, Inc. - Class A (a)	4	339
Playa Hotels & Resorts (a)	6	45
QuantumScape Corp. (a)	9	77
Rent-A-Center, Inc.	2	54
RH (a)	1	312
SeaWorld Entertainment, Inc. (a)	1	62
Shake Shack, Inc. - Class A (a)	2	114
Starbucks Corp.	50	5,457
Steven Madden Ltd.	4	143
Stride, Inc. (a)	2	86
Sweetgreen, Inc. (a)	3	31
Tapestry, Inc.	11	501
Target Corp.	21	3,615
TJX Cos, Inc	48	3,929
Topgolf Callaway Brands Corp. (a)	6	147
Tractor Supply	5	1,140
Udemy, Inc. (a)	2	25
Ulta Beauty, Inc. (a)	2	1,028
Under Armour, Inc. - Class A (a)	8	99
Under Armour, Inc. - Class C (a)	9	98
Victoria's Secret & Co. (a)	3	126
Visteon Corp. (a)	1	156
Warby Parker, Inc. (a)	3	48
Whirlpool Corp.	2	311
Wingstop, Inc.	2	317
Yum China Holdings, Inc.	18	1,109
Yum! Brands, Inc.	13	1,697
		82,380
Consumer Staples - 6.2%
Altria Group, Inc.	80	3,603
Archer-Daniels-Midland	25	2,071
Beyond Meat, Inc. (a)	2	33
Bunge Ltd.	6	595
Campbell Soup	9	467
Casey's General Stores, Inc.	2	472
Clorox	5	724
Coca-Cola	171	10,486
Conagra Brands, Inc.	22	818
Constellation Brands, Inc. - Class A	6	1,389
Coty, Inc. (a)	16	159
Edgewell Personal Care	2	86
e.l.f. Beauty, Inc. (a)	2	115
Energizer Holdings, Inc.	4	148
Estee Lauder Cos Inc. - Class A	9	2,494
Fresh Del Monte Produce, Inc. - ADR	2	57
General Mills, Inc.	27	2,116
Herbalife Nutrition Ltd. (a)	4	70
Hormel Foods Corp.	13	589
Kellogg	11	754
Kimberly-Clark Corp.	15	1,950
Kraft Heinz	34	1,378
Kroger	29	1,294
McCormick, Inc.	11	826
Molson Coors Beverage	8	421
Nu Skin Enterprises, Inc.	2	86
Olaplex Holdings, Inc. (a)	3	19
PepsiCo, Inc.	61	10,432
Philip Morris International, Inc.	68	7,088
PriceSmart, Inc.	2	149
Procter & Gamble	105	14,950
Spectrum Brands Holdings, Inc.	1	68
TreeHouse Foods, Inc. (a)	2	97
Tyson Foods, Inc. - Class A	13	855
United Natural Foods, Inc. (a)	2	83
Walgreens Boots Alliance, Inc.	31	1,143
		68,085
Energy - 3.2%
California Resources Corp.	4	171
ChampionX Corp.	9	297
Chevron Corp.	85	14,792
ConocoPhillips	56	6,825
Diamondback Energy, Inc.	7	1,023
Marathon Petroleum Corp.	22	2,827
Pioneer Natural Resources	10	2,303
Schlumberger (b)	63	3,590
Targa Resources Corp.	9	675
Valero Energy Corp.	18	2,521
		35,024
Financials - 9.2%
Aflac, Inc.	26	1,911
Allstate Corp.	12	1,542
American Express	25	4,373
Ameris Bancorp	2	94
Aon	8	2,549
Apollo Global Management, Inc.	18	1,274
Associated Banc Corp.	6	134
Assurant, Inc.	2	265
Assured Guaranty Ltd. - ADR	3	188
Bank of America Corp.	309	10,963
Bank of Hawaii Corp.	2	153
Bank of New York Mellon Corp.	33	1,669
BankUnited, Inc.	4	151
Berkshire Hills Bancorp, Inc.	1	31
BlackRock, Inc.	6	4,555
Brighthouse Financial, Inc. (a)	4	225
Cadence Bank	8	205
Capital One Financial Corp.	17	2,023
Cathay General Bancorp	4	176
Cboe Global Markets, Inc.	5	614
Charles Schwab Corp.	67	5,187
Columbia Banking System, Inc.	4	124
Comerica, Inc.	6	440
CVB Financial Corp.	6	145
Discover Financial Services	12	1,401
East West Bancorp, Inc.	6	471
Eastern Bankshares, Inc.	8	129
Employers Holdings, Inc.	2	88
Enact Holdings, Inc.	1	25
Encore Capital Group, Inc. (a)	1	56
Equitable Holdings, Inc.	16	513
FactSet Research Systems, Inc.	1	423
Fifth Third Bancorp	30	1,089
First Bancorp - ADR	9	121
First Hawaiian, Inc.	6	165
First Merchants Corp.	2	85
First Republic Bank	8	1,127
Franklin Resources, Inc.	13	406
GCM Grosvenor, Inc.	1	9
Genworth Financial, Inc. (a)	21	116
Goldman Sachs Group, Inc.	15	5,487
Hanover Insurance Group, Inc.	1	135
Hartford Financial Services Group, Inc.	15	1,164
Hope Bancorp, Inc.	5	64
Huntington Bancshares, Inc.	63	956
Intercontinental Exchange, Inc.	25	2,689
International Bancshares Corp.	2	94
Janus Henderson Group	5	130
Kemper Corp.	2	117
KeyCorp	41	787
Lazard Ltd.	4	160
Lemonade, Inc. (a)	2	33
Lincoln National Corp.	7	248
Marsh & McLennan, Inc.	22	3,848
MetLife, Inc.	27	1,971
MGIC Investment Corp.	13	184
Morgan Stanley	59	5,742
Morningstar, Inc.	1	243
MSCI, Inc.	3	1,595
Nasdaq, Inc.	15	903
Northern Trust Corp.	9	873
OFG Bancorp	2	57
Old National Bancorp	13	227
Oscar Health, Inc. (a)	5	19
Pacific Premier Bancorp, Inc.	4	129
PNC Financial Services Group, Inc.	18	2,978
Popular, Inc.	3	206
PRA Group, Inc. (a)	2	80
Primerica, Inc.	2	323
Principal Financial Group, Inc.	11	1,018
ProAssurance Corp.	2	39
PROG Holdings, Inc. (a)	2	45
Prudential Financial, Inc.	16	1,679
Raymond James Financial, Inc.	8	902
Regions Financial Corp.	41	965
Reinsurance Group of America, Inc.	2	304
Robinhood Markets, Inc. (a)	25	260
SiriusPoint Ltd. (a)	3	23
Sofi Technologies, Inc. (a)	33	229
State Street Corp.	16	1,461
Synchrony Financial	22	808
Synovus Financial Corp.	6	252
T Rowe Price Group, Inc.	10	1,165
Triumph Financial, Inc. (a)	1	56
Truist Financial Corp.	58	2,865
Umpqua Holdings Corp.	10	182
Unum Group	7	294
Upstart Holdings, Inc. (a)	3	56
US Bancorp	59	2,938
Washington Federal, Inc.	3	106
Webster Financial Corp.	7	369
Wells Fargo & Co.	167	7,827
Western Alliance Bancorp	4	301
Zions Bancorp	7	372
		101,173
Health Care - 17.0%
23andMe Holding (a)	10	25
Abbott Laboratories	76	8,402
AbbVie, Inc.	78	11,525
Accolade, Inc. (a)	2	23
Agilent Technologies, Inc.	13	1,977
Agios Pharmaceuticals, Inc. (a)	2	59
Akero Therapeutics, Inc. (a)	1	50
Align Technology, Inc. (a)	3	809
Alignment Healthcare, Inc. (a)	3	37
Allogene Therapeutics, Inc. (a)	4	31
Alnylam Pharmaceuticals, Inc. (a)	5	1,132
AmerisourceBergen Corp.	6	1,014
Amgen, Inc.	23	5,805
AMN Healthcare Services, Inc. (a)	2	192
Amneal Pharmaceuticals, Inc. (a)	5	11
Amphastar Pharmaceuticals, Inc. (a)	1	30
Anthem, Inc.	11	5,500
Apollo Medical Holdings, Inc. (a)	1	36
Arcus Biosciences, Inc. (a)	2	43
Arcutis Biotherapeutics, Inc. (a)	2	33
Avantor, Inc. (a)	28	669
Baxter International, Inc.	23	1,051
Biogen, Inc. (a)	6	1,745
Blueprint Medicines Corp. (a)	2	93
Boston Scientific Corp. (a)	63	2,914
Bridgebio Pharma, Inc. (a)	4	37
Bristol-Myers Squibb	94	6,829
Cardinal Health, Inc.	12	927
CareDx, Inc. (a)	2	30
Centene Corp. (a)	25	1,906
Cerevel Therapeutics Holdings, Inc. (a)	2	68
Cigna Corp.	13	4,117
Cross Country Healthcare, Inc. (a)	1	28
CVS Health Corp.	58	5,117
Cytek Biosciences, Inc. (a)	3	36
Danaher Corp.	29	7,667
DaVita, Inc. (a)	3	247
Denali Therapeutics, Inc. (a)	3	91
Edwards Lifesciences Corp. (a)	27	2,071
Elanco Animal Health, Inc. (a)	20	275
Eli Lilly	37	12,734
Enovis Corp. (a)	2	126
Envista Holdings Corp. (a)	8	312
Erasca, Inc. (a)	2	8
Fate Therapeutics, Inc. (a)	4	24
FibroGen, Inc. (a)	3	71
GE HealthCare Technologies, Inc. (a)	16	1,112
Gilead Sciences, Inc.	56	4,701
Guardant Health, Inc. (a)	4	126
Halozyme Therapeutics, Inc. (a)	6	311
Henry Schein, Inc. (a)	6	517
Hims & Hers Health, Inc. - Class A (a)	5	41
ICU Medical, Inc. (a)	1	193
IDEXX Laboratories, Inc. (a)	4	1,922
Illumina, Inc. (a)	7	1,499
ImmunityBio, Inc. (a)	4	15
Intuitive Surgical, Inc. (a)	16	3,931
Invitae Corp. (a)	10	24
IQVIA Holdings, Inc. (a)	8	1,835
iRhythm Technologies, Inc. (a)	1	98
Johnson & Johnson	116	18,957
Karuna Therapeutics, Inc. (a)	1	199
Laboratory Corp of America Holdings (a)	4	1,008
Legend Biotech Corp. - ADR (a)	7	354
LivaNova (a)	2	112
McKesson Corp.	6	2,272
Medtronic	58	4,854
Merck & Co, Inc.	111	11,923
Mirati Therapeutics, Inc. (a)	2	107
Myovant Sciences Ltd. - ADR (a)	2	54
Myriad Genetics, Inc. (a)	4	79
Oak Street Health, Inc. (a)	6	174
Organon	11	331
Owens & Minor, Inc. (a)	3	59
Penumbra, Inc. (a)	2	501
PerkinElmer, Inc.	5	688
Pfizer, Inc.	247	10,908
Recursion Pharmaceuticals, Inc. (a)	3	25
Regeneron Pharmaceuticals, Inc. (a)	5	3,792
Relay Therapeutics, Inc. (a)	3	64
ResMed, Inc.	6	1,370
Seagen, Inc. (a)	6	837
Stryker Corp.	15	3,807
Teladoc Health, Inc. (a)	6	176
Tenet Healthcare Corp. (a)	4	219
Thermo Fisher Scientific, Inc.	17	9,696
TransMedics Group, Inc. (a)	1	63
Ultragenyx Pharmaceutical, Inc. (a)	2	91
United Therapeutics Corp. (a)	2	526
Vertex Pharmaceuticals, Inc. (a)	11	3,554
Viatris, Inc.	53	644
Vir Biotechnology, Inc. (a)	4	118
Waters Corp. (a)	3	986
Xencor, Inc. (a)	2	66
Zentalis Pharmaceuticals, Inc. (a)	1	24
Zimmer Biomet Holdings, Inc.	10	1,273
Zoetis, Inc.	21	3,475
		185,638
Industrials - 7.6%
3M Co.	25	2,877
A O Smith Corp.	5	338
ABM Industries, Inc.	3	141
Acuity Brands, Inc.	1	188
Advanced Drainage Systems, Inc.	3	302
AGCO Corp.	2	276
Alaska Air Group, Inc. (a)	6	308
Apogee Enterprises, Inc.	1	47
Arcosa, Inc.	2	119
Armstrong World Industries, Inc.	2	155
ASGN, Inc. (a)	2	182
Atlas Air Worldwide Holdings, Inc. (a)	1	102
Axon Enterprise, Inc. (a)	3	586
AZEK Co., Inc. (a)	5	121
Barnes Group, Inc.	2	89
Boeing (a)	26	5,538
Boise Cascade	1	75
Booz Allen Hamilton Holding Corp.	6	568
Chart Industries, Inc. (a)	2	268
Cummins, Inc.	6	1,497
Deere	12	5,074
Delta Air Lines, Inc. (a)	28	1,095
Eaton Corp - ADR	18	2,920
Evoqua Water Technologies Corp. (a)	5	243
FedEx Corp.	11	2,132
Fluence Energy, Inc. (a)	1	24
Fortive Corp.	16	1,088
Fortune Brands Home & Security, Inc.	5	323
Forward Air Corp.	2	216
FTI Consulting, Inc. (a)	2	319
FuelCell Energy, Inc. (a)	17	62
General Electric	48	3,863
GEO Group, Inc. (a)	6	69
Granite Construction, Inc.	2	85
Greenbrier, Inc.	1	31
Griffon Corp.	2	82
Hillenbrand, Inc.	3	141
Honeywell International, Inc.	30	6,254
IDEX Corp.	3	719
Jacobs Solutions, Inc.	6	741
JetBlue Airways Corp. (a)	15	120
Joby Aviation, Inc. (a)	10	44
KBR, Inc.	6	307
Kennametal, Inc.	4	114
L3Harris Technologies, Inc.	8	1,719
Landstar System, Inc.	1	173
Legalzoom.com, Inc. (a)	4	34
Lennox International, Inc.	1	261
Lincoln Electric Holdings, Inc.	2	334
Lockheed Martin Corp.	11	5,096
Lyft, Inc. - Class A (a)	13	211
Masco Corp.	9	479
Masterbrand, Inc. (a)	5	46
Matson, Inc.	2	132
Maxar Technologies, Inc.	3	155
Montrose Environmental Group, Inc. (a)	1	54
Nordson Corp.	2	487
Norfolk Southern Corp.	10	2,458
Northrop Grumman Corp.	6	2,688
nVent Electric - ADR	8	318
Otis Worldwide Corp.	19	1,562
Owens Corning	4	387
Pentair - ADR	8	443
Regal Rexnord Corp.	3	418
Republic Services, Inc.	9	1,123
Ryder System, Inc.	2	189
Saia, Inc. (a)	1	273
Stanley Black & Decker, Inc.	7	625
Toro	4	446
Trane Technologies - ADR	10	1,791
TransUnion	8	574
TriNet Group, Inc. (a)	2	151
Trinity Industries, Inc.	4	115
TrueBlue, Inc. (a)	2	39
Uber Technologies, Inc. (a)	83	2,567
Union Pacific Corp.	27	5,513
United Parcel Service, Inc. - Class B	32	5,927
United Rentals, Inc. (a)	3	1,323
Waste Management, Inc.	19	2,940
Westinghouse Air Brake Technologies Corp.	7	727
WW Grainger, Inc.	2	1,179
		82,800
Information Technology - 33.1% #
Accenture - Class A - ADR	29	8,092
ACI Worldwide, Inc. (a)	5	140
ACM Research, Inc. (a)	1	12
Adobe, Inc. (a)	20	7,407
Advanced Micro Devices, Inc. (a)	71	5,336
Affirm Holdings, Inc. (a)	8	129
Akamai Technologies, Inc. (a)	7	623
Amkor Technology, Inc.	4	117
Amplitude, Inc. (a)	2	29
Analog Devices, Inc.	23	3,944
ANSYS, Inc. (a)	4	1,065
Apple, Inc.	657	94,799
Applied Materials, Inc.	38	4,237
AppLovin Corp. (a)	5	63
Arista Networks, Inc. (a)	10	1,260
Asana, Inc. (a)	2	31
Atlassian Corp. (a)	6	970
Automatic Data Processing, Inc.	18	4,065
Avnet, Inc.	4	184
Axcelis Technologies, Inc. (a)	2	220
Blackline, Inc. (a)	2	144
Block, Inc. (a)	23	1,880
Box, Inc. (a)	6	192
Broadcom, Inc.	18	10,530
Broadridge Financial Solutions, Inc. - ADR	6	902
Cadence Design Systems, Inc. (a)	12	2,194
CCC Intelligent Solutions Holdings, Inc. (a)	6	55
CDW Corp.	6	1,176
Cerence, Inc. (a)	1	25
Cognex Corp.	8	438
Cognizant Technology Solutions Corp.	23	1,535
Coherent Corp. (a)	4	174
CommVault Systems, Inc. (a)	2	124
Corning, Inc.	34	1,177
Corsair Gaming, Inc. (a)	1	16
CSG Systems International, Inc.	2	119
DigitalOcean Holdings, Inc. (a)	2	59
Diodes, Inc. (a)	2	178
Dolby Laboratories, Inc.	2	159
Dropbox, Inc. (a)	12	279
DXC Technology (a)	11	316
Elastic (a)	3	177
Envestnet, Inc. (a)	2	130
Evo Payments, Inc. (a)	2	68
ExlService Holdings, Inc. (a)	2	341
Expensify, Inc. (a)	1	10
F5, Inc. (a)	2	295
Fastly, Inc. (a)	4	41
Fiserv, Inc. (a)	26	2,774
Flex Ltd. - ADR (a)	20	467
Freshworks, Inc. (a)	5	81
Gen Digital, Inc.	26	598
Genpact Ltd. - ADR	8	378
Global Payments, Inc.	13	1,465
GoDaddy, Inc. (a)	6	493
Guidewire Software, Inc. (a)	4	293
Hewlett Packard Enterprise	57	919
HP, Inc.	45	1,311
HubSpot, Inc. (a)	2	694
Insight Enterprises, Inc. (a)	2	225
Intel Corp.	181	5,115
Intuit, Inc.	12	5,072
Jamf Holding Corp. (a)	2	40
Juniper Networks, Inc.	14	452
Keysight Technologies, Inc. (a)	8	1,435
KLA Corp.	6	2,355
Kyndryl Holdings, Inc. (a)	8	107
Lam Research Corp.	6	3,001
Littelfuse, Inc.	1	257
LiveRamp Holdings, Inc. (a)	3	80
MACOM Technology Solutions Holdings, Inc. (a)	2	134
Mastercard, Inc. - Class A	38	14,083
Micron Technology, Inc.	49	2,955
Microsoft Corp.	324	80,290
MKS Instruments, Inc.	2	205
Model N, Inc. (a)	1	40
NetApp, Inc.	10	662
New Relic, Inc. (a)	2	122
NVIDIA Corp.	105	20,514
Okta, Inc. (a)	6	442
PagerDuty, Inc. (a)	4	119
Palo Alto Networks, Inc. (a)	12	1,904
PayPal Holdings, Inc. (a)	50	4,074
Power Integrations, Inc.	2	172
PowerSchool Holdings, Inc. (a)	3	68
Progress Software Corp.	2	106
Qualcomm, Inc.	50	6,660
Qualtrics International, Inc. (a)	4	63
Rambus, Inc. (a)	4	162
Rapid7, Inc. (a)	2	80
salesforce.com, Inc. (a)	42	7,055
Samsara, Inc. (a)	4	55
Seagate Technology Holdings	9	610
Semtech Corp. (a)	3	99
ServiceNow, Inc. (a)	9	4,096
Silicon Laboratories, Inc. (a)	1	157
Splunk, Inc. (a)	8	766
Synaptics, Inc. (a)	2	250
Synopsys, Inc. (a)	7	2,476
TaskUS, Inc. (a)	1	19
TD Synnex Corp.	2	204
TE Connectivity Ltd. - ADR	15	1,907
Teledyne Technologies, Inc. (a)	2	849
Teradata Corp. (a)	5	174
Texas Instruments, Inc.	40	7,088
Thoughtworks Holding, Inc. (a)	3	32
Toast, Inc. (a)	12	268
Twilio, Inc. (a)	7	419
Unity Software, Inc. (a)	9	320
Viasat, Inc. (a)	4	138
Visa, Inc. - Class A	72	16,575
VMware, Inc. (a)	9	1,102
Western Digital Corp. (a)	14	615
Western Union	17	241
Workday, Inc. - Class A (a)	8	1,451
Zuora, Inc. - Class A (a)	6	48
		362,938
Materials - 2.0%
Air Products and Chemicals, Inc.	10	3,205
Albemarle Corp.	5	1,407
Amcor	66	796
Amyris, Inc. (a)	9	14
AptarGroup, Inc.	3	347
Ashland, Inc.	2	218
Avery Dennison Corp.	3	568
Axalta Coating Systems Ltd. (a)	9	271
Ball Corp.	14	815
Carpenter Technology Corp.	2	97
CF Industries Holdings, Inc.	9	762
Cleveland-Cliffs, Inc. (a)	22	470
Dow, Inc.	32	1,899
Ginkgo Bioworks Holdings, Inc. (a)	47	92
International Flavors & Fragrances, Inc.	11	1,237
International Paper	16	669
Livent Corp. (a)	8	207
LyondellBasell Industries	11	1,064
Martin Marietta Materials, Inc.	3	1,079
Newmont Corp.	35	1,853
PPG Industries, Inc.	11	1,434
Reliance Steel & Aluminum Co.	2	455
Sealed Air Corp.	6	329
Sherwin-Williams Co.	11	2,602
		21,890
Real Estate - 1.9%
Alexander & Baldwin, Inc. - REIT	4	80
American Tower Corp. - REIT	20	4,468
Apartment Income REIT Corp. - REIT	7	268
Camden Property Trust - REIT	4	493
CBRE Group, Inc. - Class A (a)	14	1,197
Compass, Inc. (a)	11	44
Crown Castle International Corp. -REIT	19	2,814
Cushman & Wakefield (a)	7	101
DigitalBridge Group, Inc. - Class A - REIT (a)	7	104
Douglas Emmett, Inc. - REIT	7	117
Equinix, Inc.	4	2,952
Essex Property Trust, Inc.	2	452
Hudson Pacific Properties, Inc. -REIT	6	68
Jones Lang LaSalle, Inc. (a)	2	370
Marcus & Millichap, Inc.	1	36
Public Storage - REIT	7	2,130
Realogy Holdings Corp. (a)	5	42
Realty Income Corp. - REIT	27	1,831
Retail Opportunity Investments Corp. - REIT	5	79
RLJ Lodging Trust - REIT	7	88
Ryman Hospitality Properties, Inc. - REIT (a)	2	186
Tanger Factory Outlet Centers, Inc. - REIT	4	77
Ventas, Inc.	17	881
Veris Residential, Inc. - REIT (a)	4	69
Vornado Realty Trust - REIT	7	171
Welltower, Inc.	20	1,501
Xenia Hotels & Resorts, Inc. - REIT (a)	5	75
		20,694
Utilities - 2.1%
AES Corp.	29	795
Ameren Corp.	11	956
American Electric Power, Inc.	22	2,067
Avangrid, Inc.	3	127
CenterPoint Energy, Inc.	28	843
CMS Energy Corp.	13	821
Consolidated Edison, Inc.	16	1,525
Edison International	17	1,171
Eversource Energy	16	1,317
Exelon Corp.	44	1,856
FirstEnergy Corp.	23	942
Hawaiian Electric Industries, Inc.	4	169
NiSource, Inc.	18	500
NRG Energy, Inc.	11	376
Ormat Technologies, Inc.	1	93
PG&E Corp. (a)	71	1,129
Portland General Electric	4	190
PPL Corp.	32	947
Public Service Enterprise Group, Inc.	22	1,362
Sempra Energy	14	2,245
Southwest Gas Holdings, Inc.	2	134
WEC Energy Group, Inc.	14	1,316
Xcel Energy, Inc.	24	1,651
		22,532
Total Common Stocks		1,093,430
(Cost $1,200,562)

SHORT-TERM INVESTMENT - 0.0%
First American Government Obligations Fund, Class X, 4.14% (b)
Total Short-Term Investment
(Cost $609)	609	609

Total Investments - 99.9%
(Cost $1,201,171)		1,094,039
Other Assets and Liabilites, Net - 0.1%		788
Total Net Assets - 99.9%		$1,094,827

ADR -	American Depositary Receipt.
REIT -	Real Estate Investment Trust.
#
As of January 31, 2023, the Fund had a significant portion of its assets invested in the Information Technology sector. Companies in this sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of January 31, 2022.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,093,430	$–	$–	$1,093,430
Short-Term Investment	609	–	–	609
Total Investments in Securities	$1,094,039	$–	$–	$1,094,039

Refer to the Schedule of Investments for further information on the classification of investments.